Remuneration and other benefits paid to the Bank’s directors and senior managers - Deferred variable remuneration systems (Details)	12 Months Ended
	Dec. 31, 2020 Annuity period Payment_portion	Dec. 31, 2014
Related party transactions key personnel
Deferred percentage	60.00%
Variable Remuneration or bonus deferral period	5 years
Variable renumeration deferred payment, number of annuities | Annuity	3
Deferred variable compensation plan linked to multiannual objectives
Related party transactions key personnel
Deferred percentage	60.00%
Variable Remuneration or bonus deferral period	5 years
Percentage paid in cash and shares	40.00%
Number of trading sessions | period	15
Number of payment portions | Payment_portion	5
Variable renumeration deferred payment, number of annuities | Annuity	3
Percentage paid in cash	50.00%
Percentage paid in shares	50.00%
Deferred variable compensation plan linked to multiannual objectives | Directors
Related party transactions key personnel
Deferred percentage	60.00%
Variable Remuneration or bonus deferral period	5 years
Deferred variable compensation plan linked to multiannual objectives | Other directors
Related party transactions key personnel
Variable Remuneration or bonus deferral period	3 years
Deferred conditional variable remuneration plan | Directors
Related party transactions key personnel
Number of trading sessions | period	15
Deferred conditional variable renumeration plans up to 2014
Related party transactions key personnel
Variable Remuneration or bonus deferral period		3 years